Accounts payable, accrued liabilities and asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2021
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Components Account Payable and Accrued Liabilities
a)
The components of the captions account payable and accrued liabilities are as follows:

At December 31,
2020	2021

Suppliers	Ps.	74,285,881	Ps.	87,942,106
Sundry creditors		101,406,307		107,111,390
Interest payable		7,661,762		6,827,225
Guarantee deposits from customers		1,386,645		1,577,424
Dividends payable		2,254,877		3,029,536

Total	Ps.	186,995,472	Ps.	206,487,681

Summary of Balance of Accrued Liabilities
b)
The balance of accrued liabilities at December 31, 2020 and 2021 are as follows:

	At December 31,
	2020		2021
Current liabilities
Direct employee benefits payable	Ps.	18,965,160	Ps.	20,052,946
Contingencies		31,326,691		34,338,518

Total	Ps.	50,291,851	Ps.	54,391,464

Summary of Movements in Contingent Liabilities
The movements in contingencies for the years ended December 31, 2020 and 2021 are as follows:

	Balance at December 31, 2019		Business combination		Effect of translation		Increase of the year		Applications				Balance at December 31, 2020
									Payments		Reversals
Contingencies	Ps.	34,379,969	Ps.	292	Ps.	(4,290,753)	Ps.	7,442,292	Ps.	(3,214,407)	Ps.	(2,990,702)	Ps.	31,326,691

	Balance at December 31, 2020		Business combination		Effect of translation		Increase of the year		Applications				Balance at December 31, 2021
									Payments		Reversals
Contingencies	Ps.	31,326,691	Ps.	—	Ps.	1,556,950	Ps.	7,425,182	Ps.	(4,079,190)	Ps.	(1,891,115)	Ps.	34,338,518

Summary of Movements in Asset Retirement Obligations
c)
The movements in the asset retirement obligations for the years ended December 31, 2020 and 2021 are as follows:

	Balance at December 31, 2019		Business combination		Effect of translation		Increase of the year		Applications				Balance at December 31, 2020
									Payments		Reversals
Asset retirement obligations	Ps.	15,816,744	Ps.	—	Ps.	374,418	Ps.	2,412,908	Ps.	(593,644)	Ps.	(122,435)	Ps.	17,887,991

	Balance at December 31, 2020		Business combination		Effect of translation		Increase of the year		Applications				Balance at December 31, 2021
									Payments		Reversals
Asset retirement obligations	Ps.	17,887,991	Ps.	—	Ps.	(910,181)	Ps.	1,273,201	Ps.	(148,634)	Ps.	(1,350,154)	Ps.	16,752,223